Income tax expense - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	₨ (14,932)		₨ (53,567)	₨ (52,269)
Charged/(credited) to statement of profit or loss	3,802		33,210	(1,406)
Charged/(credited) to Other comprehensive income	(84)		(347)	(2)
Charged/(credited) to equity			4,033	43
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation	2,538		1,739	67
Total	(8,676)	$ (126)	(14,932)	(53,567)
Property, plant and equipment, Exploration and Evaluation and other intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	126,867		104,978	105,887
Charged/(credited) to statement of profit or loss	9,570		21,261	(651)
Charged/(credited) to equity			(213)
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation	3,111		841	(258)
Total	139,548	2,018	126,867	104,978
Unabsorbed depreciation/business loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(34,625)		(36,408)	(32,433)
Charged/(credited) to statement of profit or loss	(11,030)		1,781	(3,975)
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation			2
Total	(45,655)	(660)	(34,625)	(36,408)
Voluntary retirement scheme [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(411)		(779)	(891)
Charged/(credited) to statement of profit or loss	16		368	112
Deferred tax on acquisition through business combination	0
Total	(395)	(6)	(411)	(779)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(875)		(442)	(344)
Charged/(credited) to statement of profit or loss	(15)		(381)	(58)
Charged/(credited) to Other comprehensive income	(247)		(30)	(40)
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation	39		(22)
Total	(1,098)	(16)	(875)	(442)
Fair value of derivative assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(563)		(338)	(120)
Charged/(credited) to statement of profit or loss	288		123	(317)
Charged/(credited) to Other comprehensive income	(82)		(346)	99
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation			(2)
Total	(357)	(5)	(563)	(338)
Fair valuation of other assets/liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	9,913		8,931	9,542
Charged/(credited) to statement of profit or loss	(1,741)		(3,616)	(625)
Charged/(credited) to equity			4,246
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation	(10)		352	14
Total	8,162	118	9,913	8,931
MAT credits entitlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(110,884)		(123,851)	(130,506)
Charged/(credited) to statement of profit or loss	7,280		12,950	6,933
Charged/(credited) to Other comprehensive income	380		(39)	(278)
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation	(19)		56
Total	(103,243)	(1,493)	(110,884)	(123,851)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(4,354)		(5,658)	(3,404)
Charged/(credited) to statement of profit or loss	(566)		724	(2,825)
Charged/(credited) to Other comprehensive income	(135)		68	217
Charged/(credited) to equity				43
Deferred tax on acquisition through business combination	0
Exchange difference arising on translation of foreign operation	(583)		512	311
Total	₨ (5,638)	$ (82)	₨ (4,354)	₨ (5,658)